Dividend Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Dividend Payable [Abstract]
DIVIDEND PAYABLE

9. DIVIDEND PAYABLE

Company’s 2015 net income to the holders of record of the Company’s ordinary shares on September 8, 2016. On October 18, 2016, the Company paid common shares dividends by cash of $1,323,275 and ordinary shares totaled 2,013 shares with par value of $8.16 amounted $17,160. The remaining dividends of $720,000 for 8,000,000 escrow shares will be paid when these shares are vested. As the Company has achieved the earn-out target of 2016, one third of escrow shares were released in 2017 and $240,000 dividends were paid by the Company in cash.

On December 19, 2016, the Company announced a one-time dividend of $0.148 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company’s third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. The dividend were paid on January 20, 2017 to holders of record of the Company’s Ordinary Shares on December 29, 2016. The dividend were paid by ordinary shares. No fractional shares were issued. All dividends were rounded up to the nearest whole number of Ordinary Shares when fractional shares occur. No cash payments were made for any fractional shares.

On March 21, 2017, the Company announced that its Board of Directors approved a quarterly dividend of $0.036 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning October 1, 2016 through December 31, 2016, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period. The dividends were paid on April 24, 2017 to holders of record of the Company's ordinary shares on March 31, 2017. No fractional shares were issued. All dividends were rounded up to the nearest whole number of Ordinary Shares when fractional shares occur. No cash payments were made for any fractional shares.

On May 26, 2017, the Company announced that its Board of Directors approved a quarterly dividend of $0.047 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company's consolidated net income for the period beginning January 1, 2017 through March 31, 2017, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company's Series A preferred shares for such period. The dividends were paid on June 23, 2017 to holders of record of the Company's ordinary shares on June 5, 2017. No fractional shares were issued. All dividends were rounded up to the nearest whole number of Ordinary Shares when fractional shares occur. No cash payments were made for any fractional shares.

During the nine months ended September 30, 2017, the Company paid $633,600 as dividends on the Series A Convertible Redeemable Preferred Shares in cash. As of September 30, 2017 and December 31, 2016, the Company declared dividends of $214,527 and $333,327, respectively, for convertible redeemable preferred shares, which were included in the balance of convertible redeemable preferred shares.

Accumulated unpaid dividends on ordinary shares and the Convertible Redeemable Preferred Shares as of September 30, 2017 were $480,000 and $214,527, respectively.

19. DIVIDEND PAYABLE

Feng Hui, the VIE of Adrie, declared dividends of RMB 43,000,000 (approximately $6,903,416) for the year ended December 31, 2015 to its shareholders on January 13, 2016, which were paid on March 10, 2016.

On August 29, 2016, the Company declared common shares dividend of $2,060,435 which represents 15% of the Company’s 2015 net income to the holders of record of the Company’s ordinary shares on September 8, 2016. On October 18, 2016, the Company paid common shares dividends by cash of $1,323,275 and ordinary shares totaled 2,013 shares with par value of $8.16 amounted $17,160. The remaining dividends of $720,000 for 8,000,000 escrow shares will be paid when these shares are vested.

On December 19, 2016, the Company announced a one-time dividend of $0.148 per ordinary share which represents an amount equal to twenty-five percent (25%) of (i) the Company’s consolidated net income for the period beginning January 1, 2016 through September 30, 2016, the end of the Company’s third quarter, less (ii) the amount of dividends paid, payable or otherwise accrued as preferred dividends with respect to the Company’s Series A preferred shares for such period. The dividend were paid on January 20, 2017 to holders of record of the Company’s Ordinary Shares on December 29, 2016. The dividend were paid by ordinary shares. No fractional shares were issued. All dividends were rounded up to the nearest whole number of Ordinary Shares when fractional shares occur. No cash payments were made for any fractional shares.

On December 31, 2016, the Company declared a dividend of $333,327 for convertible redeemable preferred shares, which was included in the balance of convertible redeemable preferred shares.

Accumulated unpaid dividends as of December 31, 2016 were $4,442,048, of which $3,388,721 dividends were paid subsequently.